Financial Instruments (Exposure to credit risk receivables) (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Trade receivables	$ 413,792	$ 167,688
Loss allowance	0
Net	413,792
Investment Grade Rating [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	290,204
Non-Investment Grade Rating [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	$ 123,588